INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	$ 14,413
Balance at end of the period	17,835	$ 14,413
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	45,070	33,616
Additions	13,128	11,454
Balance at end of the period	58,198	45,070
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	30,657	22,885
Amortization	9,706	7,772
Balance at end of the period	40,363	30,657
Net book value [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	14,413
Balance at end of the period	$ 17,835	$ 14,413